Financial Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 soles
Disclosure Of Financial Risk Management [line items]
Percentage of debt at fixed rate	62.30%	(61.80%)
Percentage of debt at variable rate	37.70%	38.20%
Increase / decrease in libor plus spread rate		5.00%
Increase / decrease in pretax profit		S/ 10,000
Bottom of range [member]
Disclosure Of Financial Risk Management [line items]
Gearing ratio	0.10%
Top of range [member]
Disclosure Of Financial Risk Management [line items]
Gearing ratio	0.70%
Foreign exchange risk [member]
Disclosure Of Financial Risk Management [line items]
Percentage change in foreign currency	2.00%
Increase / decrease in pretax profit	S/ 100,000	700,000	S/ 500,000
Foreign currency translation adjustments	S/ 8,300,000	S/ 8,200,000	S/ 5,700,000
Closing foreign exchange rate				711,240	3,432,500	3,624
Valor Adquisitivo Constante [member]
Disclosure Of Financial Risk Management [line items]
Percentage of debt at fixed rate plus inflation rate	37.50%	37.70%
Percentage of debt at variable rate plus inflation rate	0.20%	0.50%